Statements of Cash Flows (Unaudited) - Quarterly (USD $)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net loss			$ (104,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			945
Changes in operating assets and liabilities
Inventories			(37,660)
Advance to supplier			(2,152)
Accrued expenses			7,000
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES			(136,034)
FINANCING ACTIVITIES:
NET CASH PROVIDED BY FINANCING ACTIVITIES			141,986
INCREASE IN CASH			1,759
CASH - BEGINNING OF PERIOD
CASH - END OF PERIOD			1,759
Quarterly Member
OPERATING ACTIVITIES:
Net loss	(5,070)	807	(104,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		188
Changes in operating assets and liabilities
Inventories	(3,665)	(3,099)
Advance to supplier		1,221
Accrued expenses	9,197	2,500
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	462	1,617
FINANCING ACTIVITIES:
Proceeds from issuance of private placement		40,000
Repayment of related party loan		(40,000)
Capital contributions	6,500		141,986
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,500
INCREASE IN CASH	6,962	1,617
CASH - BEGINNING OF PERIOD		6,962
CASH - END OF PERIOD	6,962	8,579	6,962
Non-cash financing activities
Note issued to prior shareholder in connection with reverse merger		$ 400,000